Other income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Other Income and Expenses [Abstract]
Gain (loss) on disposal of property, plant and equipment, net	$ (162)	$ (420)	$ 262
Exchange loss, net	(361)	(559)	(205)
Provision for doubtful accounts, net	(371)	(274)	(73)
Others	198	232	109
Other income (expenses), net from continuing operations	$ (696)	$ (1,021)	$ 93